As filed with the Securities and Exchange Commission on September 18, 2008
                                                    1933 Act File No: 333-108433
                                                     1940 Act File No: 811-09933

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.                                      [ ]

Post-Effective Amendment No. 17                                  [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 26                                                 [X]

                        (Check appropriate box or boxes.)

                      Jackson National Separate Account IV
                           (Exact Name of Registrant)

                     Jackson National Life Insurance Company
                               (Name of Depositor)

                    1 Corporate Way, Lansing, Michigan 48951
              (Address of Depositor's Principal Executive Offices)

                                 (517) 381-5500
               Depositor's Telephone Number, including Area Code:

                             Thomas J. Meyer, Esq.
              Senior Vice President, Secretary and General Counsel
                     Jackson National Life Insurance Company
                                 1 Corporate Way
                                Lansing, MI 48951

                     (Name and Address of Agent for Service)

                                With a Copy to:

                            Anthony L. Dowling, Esq.
                    Jackson National Life Insurance Company
                                1 Corporate Way
                               Lansing, MI 48951



It is proposed that this filing will become effective:

___  immediately upon filing pursuant to paragraph (b)
_X_  on October 6, 2008, pursuant to paragraph (b)
___  60 days after filing pursuant to paragraph (a)(1)
___  on [date] pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

_X_ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE: Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, the sole purpose of this Post-Effective Amendment No. 17, is to designate a new effective date of the Post-Effective Amendment No. 16, which was filed on September 11, 2008 (Accession No. 0001113683-08-000035). Parts A, B and C of Post-Effective Amendment No. 16 are unchanged and hereby incorporated by reference.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment and has caused this Post-Effective Amendment to be signed on its behalf, by the undersigned, duly authorized, in the City of Lansing, and State of Michigan, on this 18th day of September, 2008.

                           Jackson National Separate Account IV
                           (Registrant)

                      By:  Jackson National Life Insurance Company

                      By:  THOMAS J. MEYER
                           Thomas J. Meyer
                           Senior Vice President, Secretary and General Counsel

                           Jackson National Insurance Company (Depositor)

                      By:  THOMAS J. MEYER
                           Thomas J. Meyer
                           Senior Vice President, Secretary and General Counsel

Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

THOMAS J. MEYER*                                     September 18, 2008
Clark P. Manning
Chief Executive Officer and Director

THOMAS J. MEYER*                                     September 18, 2008
Michael A. Wells
Director

THOMAS J. MEYER*                                     September 18, 2008
Andrew B. Hopping
Executive Vice President - Chief Financial
Officer and Director

THOMAS J. MEYER*                                     September 18, 2008
Robert A. Fritts
Vice President and Controller - Financial
Operations

THOMAS J. MEYER*                                     September 18, 2008
James R. Sopha
Executive Vice President and Director

* By Thomas J. Meyer
Senior Vice President, Secretary,
General Counsel and Attorney-in-Fact